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Endowments
One Market, Steuart Tower
Suite 1800
San Francisco, California  94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650
Phone (415) 421 9360

February 24, 2010

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Endowments
File Nos. 002-34371 and 811-01884

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on February 19, 2010 of Registrant's Post-Effective Amendment No. 63 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan
Vice President and Secretary